Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2019
Short-Term Borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2018 and March 31, 2019 comprised of the following:

	As of March 31,
	2018		2019		2019
	(In millions)
Borrowed in the call market	Rs.	28,585.7	Rs.	9,155.9	US$	132.4
Term borrowings from institutions/banks		391,950.0		363,921.2		5,262.0
Foreign currency borrowings		307,066.6		280,980.9		4,062.8
Bills rediscounted		51,599.4		0.0		0.0

Total	Rs.	779,201.7	Rs.	654,058.0	US$	9,457.2

Total borrowings outstanding:
Maximum amount outstanding	Rs.	865,997.0	Rs.	957,026.5	US$	13,837.9
Average amount outstanding	Rs.	512,626.7	Rs.	705,161.6	US$	10,196.1
Weighted average interest rate		4.9%		5.3%		5.3%